OTG Latin America Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
82.98% COMMON STOCK
32.56% BRAZIL
Ambev SA ADR	252,000	$516,600
Banco Bradesco SA ADR	254,079	569,137
Gerdau SA ADR	76,544	252,595
Itau Unibanco Holding SA ADR	66,752	389,832
Lojas Renner SA	226,500	507,691
Nu Holdings Ltd.(A)	23,000	296,470
Petroleo Brasileiro SA ADR	36,250	525,263
Raia Drogasil SA	51,050	235,063
Sendas Distribuidora SA ADR	12,444	115,729
Suzano SA ADR	52,000	534,040
TOTVS SA	84,950	462,734
Vale SA ADR	48,300	539,511
XP, Inc.	26,915	473,435
		5,418,100
12.89% CHILE
Aguas Andinas SA	186,589	50,957
Banco de Crédito e Inversiones	9,973	280,615
Banco Itaú Chile(A)	39,983	439,742
(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.561%)
Banco Santander Chile	4,401,452	206,731
Cencosud SA	146,600	276,516
SMU SA	2,904,500	509,264
Sociedad Quimica y Minera de Chile SA ADR	9,362	381,502
		2,145,327
1.73%	COLOMBIA
	Bancolombia SA ADR	8,800	287,320
2.68%	LUXEMBOURG
	Globant SA(A)	2,497	445,115

OTG Latin America Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
23.44% MEXICO
Alfa S.A.B. de C.V.	461,533	$268,923
America Movil S.A.B. de C.V. ADR	5,800	98,600
America Movil S.A.B. de C.V.	372,000	316,998
Cemex S.A.B. de C.V. ADR	65,000	415,350
Fomento Economico Mexicano S.A.B. de C.V.	37,952	407,401
Gentera S.A.B. de C.V.	242,500	300,491
Grupo Comercial Chedraui S.A.B. de C.V.	24,803	171,892
Grupo Financiero Banorte S.A.B. de C.V.	53,150	413,637
Grupo Traxion S.A.B. de C.V.(A)	316,000	469,811
Orbia Advance Corp. S.A.B. de C.V.(A)	346,264	483,009
Wal Mart de Mexico S.A.B. de C.V.	162,100	553,683
		3,899,795
7.93% PERU
Alicorp S.A.A.	73,511	121,258
Complete Cementos Pacasmayo S.A.A.	150,000	165,862
Ferreycorp S.A.A.	450,633	322,421
Intercorp Financial Services, Inc.	18,149	406,719
InRetail Peru Corp.	10,729	302,880
		1,319,140
1.75%	UNITED STATES
	The Boeing Co.(A)	800	145,608
	NIKE, Inc.	1,940	146,218
			291,826
82.98%	TOTAL COMMON STOCK		13,806,623
2.15%	DEBT SECURITIES
4.73%	CORPORATE BONDS
1.56%	PERU
	Peru LNG 03/22/2030 5.375%(A)	300,000	259,122

OTG Latin America Fund

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
0.59%	COLOMBIA
	Banco GNB Sudameris SA 04/03/2027 7.051%	100,000	$98,000
2.58%	UNITED STATES
	Bank of America NA 08/18/2025 5.650%	15,000	15,046
	BNP Paribas 05/20/2027 0.000%(A)	200,000	200,000
	HSBC Bank plc 04/02/2026 0.000%(A)	214,000	214,000
			429,046
4.73%	TOTAL DEBT SECURITIES		786,168
12.91%	MONEY MARKET FUND
	Morgan Stanley Institutional Liquid Government Fund
	5.218%(B)	2,148,423	2,148,423

100.62%	TOTAL INVESTMENTS		16,741,214
(0.62%)	Liabilities in excess of other assets		(102,838)
100.00%	NET ASSETS		$16,638,376

^Rate is determined periodically. Rate shown is the rate as of June 30, 2024

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2024

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$13,806,623		$13,806,623
DEBT SECURITIES		$786,168		$786,168
MONEY MARKET FUND		$2,148,423		$2,148,423
TOTAL INVESTMENTS		$16,741,214		$16,741,214

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $17,384,428, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$925,078
Gross unrealized depreciation	(1,568,292)
Net unrealized appreciation	$(643,214)